Condensed Consolidating Financial Information (Condensed Consolidated Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income	$ 23,012	$ 36,367	$ 32,733
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	26,312	26,309	26,535
Amortization and write-off of deferred financing costs and debt discount	6,110	5,824	7,961
Premium paid on extinguishment of debt	3,833
Straight-line rent revenue	(4,932)	(9,536)	(9,402)
Share/Unit-based compensation	6,616	5,488	6,386
(Gain) loss from sale of real estate	(10,566)	(278)	(9,305)
Deferred revenue and fee income	(4,393)	(847)	(7,583)
Provision for uncollectible receivables and loans	14,400		5,700
Rent and interest income added to loans		(921)	(5,556)
Straight-line rent write-off	3,694	1,111	14,037
Payment of interest on early prepayment of debt	(7,324)
Other adjustments	(30)	(246)	(57)
Decrease (increase) in:
Interest and rent receivable	(5,490)	(2,433)	(4,392)
Other assets	(566)	126	5,249
Accounts payable and accrued expenses	(3,177)	1,700	4,757
Deferred revenue	13,138	87	2,854
Net cash provided by operating activities	60,637	62,751	69,917
Investing activities
Real estate acquired	(137,808)	(421)	(430,710)
Principal received on loans receivable	90,486	4,305	71,941
Proceeds from sale of real estate	97,669	15,000	89,959
Investment in loans receivable	(11,637)	(23,243)	(95,567)
Construction in progress and other	(15,929)	(7,777)	(4,286)
Net cash provided by (used for) investing activities	22,781	(12,136)	(368,663)
Financing activities
Payment of deferred financing costs	(6,796)	232	(6,072)
Revolving credit facilities, net	(137,200)	(55,800)	38,014
Proceeds from term debt, net of discount	148,500		119,001
Payments of term debt	(216,765)	(1,232)	(860)
Distributions paid	(77,087)	(61,649)	(65,098)
Proceeds from sale of common shares, net of offering costs	288,066	68,003	128,331
Lease deposits and other obligations to tenants	3,667	3,390	2,963
Debt issuance costs paid and other financing activities	(9,498)	232	(6,072)
Other	(2,702)
Net cash provided by (used in) financing activities	(317)	(47,056)	216,279
Increase (decrease) in cash and cash equivalents for the year	83,101	3,559	(82,467)
Cash and cash equivalents at beginning of year	15,307	11,748	94,215
Cash and cash equivalents at end of year	98,408	15,307	11,748
Interest paid	29,679	33,272	31,277
Supplemental schedule of non-cash financing activities:
Other common stock transactions		5	48
Interest paid, capitalized	63
Parent [Member]
Operating activities
Net income	23,012	36,367	32,733
Decrease (increase) in:
Net cash provided by operating activities	(29)	(268)	363
Investing activities
Investments in and advances to subsidiaries	(211,181)	(6,699)	(63,549)
Net cash provided by (used for) investing activities	(211,181)	(6,699)	(63,549)
Financing activities
Distributions paid	(76,856)	(61,419)	(64,788)
Proceeds from sale of common shares, net of offering costs	288,066	68,003	128,331
Debt issuance costs paid and other financing activities		378	(378)
Net cash provided by (used in) financing activities	211,210	6,962	63,165
Increase (decrease) in cash and cash equivalents for the year		(5)	(21)
Cash and cash equivalents at beginning of year		5	26
Cash and cash equivalents at end of year			5
Subsidiary Issuer [Member]
Operating activities
Net income	23,087	36,430	32,733
Decrease (increase) in:
Net cash provided by operating activities	(54,909)	(35,554)	(28,412)
Investing activities
Investments in and advances to subsidiaries	99,564	89,642	(251,773)
Construction in progress and other	(108)		(605)
Net cash provided by (used for) investing activities	99,456	89,642	(252,378)
Financing activities
Revolving credit facilities, net	(96,000)	(55,000)	31,014
Proceeds from term debt, net of discount	148,500		110,093
Payments of term debt	(216,520)	(960)	(810)
Distributions paid	(77,087)	(61,649)	(65,098)
Proceeds from sale of common shares, net of offering costs	288,066	68,003	128,331
Debt issuance costs paid and other financing activities	(9,498)	(149)	(5,674)
Net cash provided by (used in) financing activities	37,461	(49,755)	197,856
Increase (decrease) in cash and cash equivalents for the year	82,008	4,333	(82,934)
Cash and cash equivalents at beginning of year	14,814	10,481	93,415
Cash and cash equivalents at end of year	96,822	14,814	10,481
Subsidiaries Guarantor [Member]
Operating activities
Net income	76,545	69,280	59,928
Decrease (increase) in:
Net cash provided by operating activities	95,203	76,583	72,841
Investing activities
Real estate acquired	(137,808)	(421)	(354,392)
Principal received on loans receivable			45,000
Proceeds from sale of real estate	2,669
Investments in and advances to subsidiaries	48,986	(60,656)	282,544
Investment in loans receivable	(5,000)	(15,000)	(45,000)
Construction in progress and other	(8,267)	(3,067)	(3,179)
Net cash provided by (used for) investing activities	(99,420)	(79,144)	(75,027)
Financing activities
Lease deposits and other obligations to tenants	4,217	2,561	2,186
Net cash provided by (used in) financing activities	4,217	2,561	2,186
Non-Guarantor Subsidiaries [Member]
Operating activities
Net income	12,066	18,379	27,594
Decrease (increase) in:
Net cash provided by operating activities	20,372	21,990	25,125
Investing activities
Real estate acquired			(76,318)
Principal received on loans receivable	90,486	4,305	26,941
Proceeds from sale of real estate	95,000	15,000	89,959
Investments in and advances to subsidiaries	(148,579)	(28,871)	(30,765)
Investment in loans receivable	(6,637)	(8,243)	(50,567)
Construction in progress and other	(7,554)	(4,710)	(502)
Net cash provided by (used for) investing activities	22,716	(22,519)	(41,252)
Financing activities
Revolving credit facilities, net	(41,200)	(800)	7,000
Proceeds from term debt, net of discount			8,908
Payments of term debt	(245)	(272)	(50)
Lease deposits and other obligations to tenants	(550)	829	777
Debt issuance costs paid and other financing activities		3	(20)
Net cash provided by (used in) financing activities	(41,995)	(240)	16,615
Increase (decrease) in cash and cash equivalents for the year	1,093	(769)	488
Cash and cash equivalents at beginning of year	493	1,262	774
Cash and cash equivalents at end of year	1,586	493	1,262
Eliminations [Member]
Operating activities
Net income	(111,698)	(124,089)	(120,255)
Investing activities
Investments in and advances to subsidiaries	211,210	6,584	63,543
Net cash provided by (used for) investing activities	211,210	6,584	63,543
Financing activities
Distributions paid	76,856	61,419	64,788
Proceeds from sale of common shares, net of offering costs	(288,066)	(68,003)	(128,331)
Net cash provided by (used in) financing activities	$ (211,210)	$ (6,584)	$ (63,543)